Financial assets and liabilities - Summary of movement of leases (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Movement Of Leases [Line Items]
Beginning balance	R$ 6,509,753	R$ 5,275,794
Additions	479,435	999,553
Write-offs	(56,981)	(9,933)
Accrual of interest and foreign exchange variation	398,716	1,120,882
Principal amortization	(744,582)	(694,340)
Interest payment	(427,965)	(377,269)
Contractual readjustment	254,424	174,662
Business Combination		20,404
Ending balance	6,412,800	6,509,753
Current	982,991
Non-current	5,429,809
Total	R$ 6,412,800	R$ 6,509,753